December 19, 2002

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               Gabelli Gold Fund, Inc. (the "Fund")
                  File Nos. 33-79180 and 811-08518
                  --------------------------------
Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that both the Prospectus (Class A, Class B and Class C Shares) and the Statement of Additional Information for the above-named Fund do not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on December 16, 2002 (Accession #0000935069-02-001340).


         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0520.


                                          /s/ Rebecca D. Gilding
                                          Rebecca D. Gilding
                                          Regulatory Administration Associate

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. Schloendorn - Willkie Farr & Gallagher
         T. Hamlin
         L. Dowd